Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major Customer A [Member]
Concentration risk percentage	15.00%	22.00%
Major Customer B [Member]
Concentration risk percentage	16.00%	13.00%
Major Customer C [Member]
Concentration risk percentage	24.00%	21.00%
Major Customer D [Member]
Concentration risk percentage	9.00%	10.00%
Major Customer E [Member]
Concentration risk percentage	10.00%	10.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	74.00%	76.00%